Related Parties - Summary of Expenses for Compensation of Its Key Executives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of related parties [line items]
Compensation expense of key executives	R$ 41,094	R$ 50,307	R$ 51,542
Short-term compensation [member]
Summary of related parties [line items]
Compensation expense of key executives	36,504	45,477	40,306
Stock compensation [member]
Summary of related parties [line items]
Compensation expense of key executives	1,407	1,399	5,427
Post employment benefits [member]
Summary of related parties [line items]
Compensation expense of key executives	2,278	1,096	3,336
Long-term compensation [member]
Summary of related parties [line items]
Compensation expense of key executives		(6,459)	R$ 2,473
Termination benefit [member]
Summary of related parties [line items]
Compensation expense of key executives	R$ 905	R$ 8,794